Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 10.5%
16,791	(1)	Alphabet, Inc. - Class A	$24,608,890	3.1
59,674	(1)	Altice USA, Inc.	1,551,524	0.2
36,746	(1),(2)	AMC Networks, Inc.	907,994	0.1
112,791		AT&T, Inc.	3,215,671	0.4
3,979	(1)	Charter Communications, Inc.	2,484,249	0.3
160,158		Comcast Corp. – Class A	7,408,909	0.9
81,119	(1)	Facebook, Inc.- Class A	21,245,066	2.7
88,606		Fox Corp. - Class A	2,465,905	0.3
33,466		Interpublic Group of Cos., Inc.	557,878	0.1
51,076	(1)	Liberty Global PLC - Class A	1,073,107	0.1
11,352	(1)	NetFlix, Inc.	5,676,341	0.7
20,104	(1)	Pinterest, Inc.	834,517	0.1
127,681		Verizon Communications, Inc.	7,595,743	1.0
25,355		ViacomCBS, Inc. - Class B	710,193	0.1
18,223		Walt Disney Co.	2,261,110	0.3
49,504	(1)	Yelp, Inc.	994,535	0.1
			83,591,632	10.5

		Consumer Discretionary: 11.7%
9,059		Aarons, Inc.	513,192	0.1
12,418	(1)	Amazon.com, Inc.	39,100,929	4.9
1,312	(1)	Autozone, Inc.	1,545,064	0.2
11,851		Best Buy Co., Inc.	1,318,898	0.2
28,320		BorgWarner, Inc.	1,097,117	0.1
5,222	(1)	Carmax, Inc.	479,954	0.1
1,802	(1)	Carvana Co.	401,954	0.1
315	(1)	Chipotle Mexican Grill, Inc.	391,769	0.0
38,919		Dana, Inc.	479,482	0.1
10,008	(1)	Deckers Outdoor Corp.	2,201,860	0.3
7,426		Dollar General Corp.	1,556,638	0.2
3,556		Domino's Pizza, Inc.	1,512,296	0.2
18,819		eBay, Inc.	980,470	0.1
5,153	(1)	Etsy, Inc.	626,759	0.1
105,912		Extended Stay America, Inc.	1,265,648	0.2
60,337		Gentex Corp.	1,553,678	0.2
17,576		Hilton Worldwide Holdings, Inc.	1,499,584	0.2
35,167		Home Depot, Inc.	9,766,228	1.2
16,669		KB Home	639,923	0.1
18,918		Kohl's Corp.	350,551	0.0
29,263		Lennar Corp. - Class A	2,390,202	0.3
2,794		Lithia Motors, Inc.	636,864	0.1
20,315	(1)	LKQ Corp.	563,335	0.1
14,490		McDonald's Corp.	3,180,410	0.4
27,708		Nike, Inc. - Class B	3,478,462	0.4
114	(1)	NVR, Inc.	465,476	0.1
11,117		Pulte Group, Inc.	514,606	0.1
11,450	(1)	Scientific Games Corp.	399,720	0.0
36,404		Service Corp. International	1,535,521	0.2
24,220		Target Corp.	3,812,712	0.5
47,949	(1)	Taylor Morrison Home Corp.	1,179,066	0.1
6,033		Thor Industries, Inc.	574,704	0.1
13,798		Tractor Supply Co.	1,977,805	0.2
44,760	(1)	TRI Pointe Group, Inc.	811,946	0.1
4,513	(1)	Ulta Beauty, Inc.	1,010,822	0.1
27,918		Yum! Brands, Inc.	2,548,913	0.3
			92,362,558	11.7

		Consumer Staples: 6.8%
82,228	(1),(2)	Albertsons Cos, Inc.	1,138,858	0.1
116,234		Altria Group, Inc.	4,491,282	0.6
14,294	(1)	BJ's Wholesale Club Holdings, Inc.	593,916	0.1
4,434		Church & Dwight Co., Inc.	415,510	0.1
7,707		Coca-Cola Co.	380,495	0.0
23,718		Colgate-Palmolive Co.	1,829,844	0.2
2,500		Costco Wholesale Corp.	887,500	0.1
25,578		General Mills, Inc.	1,577,651	0.2
26,380		Hershey Co.	3,781,309	0.5
16,883		Kimberly-Clark Corp.	2,492,944	0.3
24,740		Kroger Co.	838,933	0.1
85,823		Mondelez International, Inc.	4,930,531	0.6
41,411	(1)	Monster Beverage Corp.	3,321,162	0.4
59,431		PepsiCo, Inc.	8,237,137	1.0
83,751		Philip Morris International, Inc.	6,280,487	0.8
49,768		Procter & Gamble Co.	6,917,254	0.9
30,537	(1)	Sprouts Farmers Market, Inc.	639,139	0.1
8,809		Tyson Foods, Inc.	523,959	0.1
33,283		Walmart, Inc.	4,656,625	0.6
			53,934,536	6.8

		Energy: 2.0%
34,037		Chevron Corp.	2,450,664	0.3
82,583		ConocoPhillips	2,712,026	0.3
13,775		EOG Resources, Inc.	495,073	0.1
47,839		Equitrans Midstream Corp.	404,718	0.0
27,248		Exxon Mobil Corp.	935,424	0.1
9,662		Hess Corp.	395,466	0.0
33,691		Kinder Morgan, Inc.	415,410	0.1
24,236		Phillips 66	1,256,394	0.2
17,494		Pioneer Natural Resources Co.	1,504,309	0.2
52,367		Targa Resources Corp.	734,709	0.1
198,577		TechnipFMC PLC	1,253,021	0.2
25,141		Valero Energy Corp.	1,089,108	0.1
66,971		Williams Cos., Inc.	1,315,980	0.2
41,883		World Fuel Services Corp.	887,501	0.1
			15,849,803	2.0

		Financials: 9.8%
25,935		Allstate Corp.	2,441,521	0.3
24,718		Ameriprise Financial, Inc.	3,809,291	0.5
327,054		Bank of America Corp.	7,878,731	1.0
32,227	(1)	Berkshire Hathaway, Inc. – Class B	6,862,417	0.9
4,503		BlackRock, Inc.	2,537,666	0.3
26,735	(1)	Brighthouse Financial, Inc.	719,439	0.1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
40,890		Capital One Financial Corp.	$2,938,355	0.4
107,377		Citigroup, Inc.	4,629,022	0.6
8,617		Globe Life, Inc.	688,498	0.1
7,550		Goldman Sachs Group, Inc.	1,517,324	0.2
15,602		Hanover Insurance Group, Inc.	1,453,794	0.2
43,875		Hartford Financial Services Group, Inc.	1,617,233	0.2
23,334		Intercontinental Exchange, Inc.	2,334,567	0.3
59,824		International Bancshares Corp.	1,559,013	0.2
110,585		JPMorgan Chase & Co.	10,646,018	1.3
20,682		LPL Financial Holdings, Inc.	1,585,689	0.2
921		MarketAxess Holdings, Inc.	443,544	0.1
75,212		Metlife, Inc.	2,795,630	0.4
44,155		MGIC Investment Corp.	391,213	0.0
3,290		Moody's Corp.	953,607	0.1
1,085		MSCI, Inc. - Class A	387,106	0.0
21,332		Nasdaq, Inc.	2,617,650	0.3
49,449		New Residential Investment Corp.	393,120	0.0
37,895		Popular, Inc.	1,374,452	0.2
18,291		Progressive Corp.	1,731,609	0.2
19,396		S&P Global, Inc.	6,994,198	0.9
19,877		State Street Corp.	1,179,302	0.1
8,488		Stifel Financial Corp.	429,153	0.1
21,963		T. Rowe Price Group, Inc.	2,816,096	0.4
23,229		Unum Group	390,944	0.0
62,876		Wells Fargo & Co.	1,478,215	0.2
			77,594,417	9.8

		Health Care: 14.1%
3,719		Abbott Laboratories	404,739	0.1
36,466		AbbVie, Inc.	3,194,057	0.4
9,202		Agilent Technologies, Inc.	928,850	0.1
5,596	(1)	Alexion Pharmaceuticals, Inc.	640,350	0.1
3,678	(1)	Align Technology, Inc.	1,204,030	0.2
22,952		Amgen, Inc.	5,833,480	0.7
13,621		Anthem, Inc.	3,658,464	0.5
15,556		Baxter International, Inc.	1,251,014	0.2
8,382	(1)	Biogen, Inc.	2,377,806	0.3
2,931	(1)	Bio-Rad Laboratories, Inc.	1,510,813	0.2
60,031	(1)	Boston Scientific Corp.	2,293,785	0.3
93,585		Bristol-Myers Squibb Co.	5,642,240	0.7
8,492		Cantel Medical Corp.	373,138	0.0
29,180	(1)	Centene Corp.	1,702,069	0.2
18,655		Cigna Corp.	3,160,344	0.4
8,281		CVS Health Corp.	483,610	0.1
4,551	(1)	DexCom, Inc.	1,876,059	0.2
58,236	(1)	Edwards Lifesciences Corp.	4,648,398	0.6
24,162		Eli Lilly & Co.	3,576,459	0.5
12,070		Gilead Sciences, Inc.	762,703	0.1
3,862		HCA Healthcare, Inc.	481,514	0.1
9,439		Humana, Inc.	3,906,708	0.5
3,860	(1)	Illumina, Inc.	1,193,049	0.1
22,482	(1)	Incyte Corp., Ltd.	2,017,535	0.3
42,391		Johnson & Johnson	6,311,172	0.8
2,736	(1)	Masimo Corp.	645,860	0.1
4,652		McKesson Corp.	692,822	0.1
77,335		Medtronic PLC	8,036,653	1.0
86,730		Merck & Co., Inc.	7,194,253	0.9
4,867	(1)	Molina Healthcare, Inc.	890,856	0.1
6,041	(1)	Novocure Ltd.	672,424	0.1
138,118		Pfizer, Inc.	5,068,931	0.6
20,740	(1)	Prestige Consumer Healthcare, Inc.	755,351	0.1
3,510	(1)	Regeneron Pharmaceuticals, Inc.	1,964,828	0.2
10,522		Thermo Fisher Scientific, Inc.	4,645,673	0.6
34,185		UnitedHealth Group, Inc.	10,657,857	1.3
6,688	(1)	Veeva Systems, Inc.	1,880,599	0.2
14,852	(1)	Vertex Pharmaceuticals, Inc.	4,041,526	0.5
13,174		Zimmer Biomet Holdings, Inc.	1,793,508	0.2
18,905		Zoetis, Inc.	3,126,320	0.4
			111,499,847	14.1

		Industrials: 7.9%
14,531		Acuity Brands, Inc.	1,487,248	0.2
57,111		Allison Transmission Holdings, Inc.	2,006,880	0.3
33,528		Ametek, Inc.	3,332,683	0.4
20,283		AO Smith Corp.	1,070,942	0.1
6,224		Armstrong World Industries, Inc.	428,273	0.1
5,797		Carlisle Cos., Inc.	709,379	0.1
23,123	(1)	Copart, Inc.	2,431,615	0.3
1,941	(1)	CoStar Group, Inc.	1,646,958	0.2
29,732		Crane Co.	1,490,465	0.2
4,901		CSX Corp.	380,661	0.0
2,295		Cummins, Inc.	484,612	0.1
8,797		Curtiss-Wright Corp.	820,408	0.1
1,537		FedEx Corp.	386,586	0.0
28,244		Fortive Corp.	2,152,475	0.3
15,478		Fortune Brands Home & Security, Inc.	1,339,157	0.2
85,589		GrafTech International Ltd.	585,429	0.1
12,718		Heico Corp. - HEI	1,331,066	0.2
43,393		Honeywell International, Inc.	7,142,922	0.9
18,850	(1)	IAA, Inc.	981,519	0.1
4,700		IDEX Corp.	857,327	0.1
7,101		ITT, Inc.	419,314	0.1
12,211		Kansas City Southern	2,208,115	0.3
23,727		Knight-Swift Transportation Holdings, Inc.	965,689	0.1
6,906		L3Harris Technologies, Inc.	1,172,915	0.1
4,553		Lockheed Martin Corp.	1,745,074	0.2
51,216		Masco Corp.	2,823,538	0.4
59,068		nVent Electric PLC	1,044,913	0.1
3,729		Old Dominion Freight Line	674,651	0.1
3,223		Parker Hannifin Corp.	652,142	0.1

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
7,300		Quanta Services, Inc.	$385,878	0.0
31,463		Regal Beloit Corp.	2,953,432	0.4
14,206		Republic Services, Inc.	1,326,130	0.2
10,601		Roper Technologies, Inc.	4,188,561	0.5
3,154		Trane Technologies PLC	382,422	0.0
7,953		TransUnion	669,086	0.1
23,505		Union Pacific Corp.	4,627,429	0.6
48,361	(1)	Univar Solutions, Inc.	816,334	0.1
23,887		Waste Management, Inc.	2,703,292	0.3
33,438		Werner Enterprises, Inc.	1,404,062	0.2
			62,229,582	7.9

		Information Technology: 27.4%
15,440	(1)	Adobe, Inc.	7,572,239	1.0
15,604	(1)	Advanced Micro Devices, Inc.	1,279,372	0.2
14,520	(1)	Akamai Technologies, Inc.	1,605,041	0.2
47,463		Amdocs Ltd.	2,724,851	0.3
16,028	(1)	Anaplan, Inc.	1,003,032	0.1
409,523		Apple, Inc.	47,426,859	6.0
65,949		Applied Materials, Inc.	3,920,668	0.5
5,350	(1)	Avalara, Inc.	681,269	0.1
15,294		Booz Allen Hamilton Holding Corp.	1,269,096	0.2
3,002		Broadcom, Inc.	1,093,689	0.1
9,127	(1)	CACI International, Inc.	1,945,511	0.2
58,603	(1)	Cadence Design Systems, Inc.	6,248,838	0.8
9,840		CDW Corp.	1,176,175	0.1
21,351	(1)	Ciena Corp.	847,421	0.1
171,216		Cisco Systems, Inc.	6,744,198	0.9
23,843		Cognizant Technology Solutions Corp.	1,655,181	0.2
13,616		Dolby Laboratories, Inc.	902,468	0.1
102,372	(1)	Dropbox, Inc.	1,971,685	0.2
23,197		DXC Technology Co.	414,066	0.1
13,036	(1)	Euronet Worldwide, Inc.	1,187,580	0.1
17,391	(1)	F5 Networks, Inc.	2,135,093	0.3
29,978	(1)	FireEye, Inc.	370,078	0.0
14,543	(1)	Fortinet, Inc.	1,713,311	0.2
27,083	(1)	GoDaddy, Inc.	2,057,496	0.3
1,776	(1)	HubSpot, Inc.	519,000	0.1
106,478		Intel Corp.	5,513,431	0.7
18,072		Intuit, Inc.	5,895,267	0.7
8,109	(1)	Keysight Technologies, Inc.	801,007	0.1
11,886		KLA Corp.	2,302,794	0.3
13,164		Lam Research Corp.	4,367,157	0.6
8,426		Mastercard, Inc. - Class A	2,849,420	0.4
198,994		Microsoft Corp.	41,854,408	5.3
2,957		Monolithic Power Systems, Inc.	826,807	0.1
18,771		NetApp, Inc.	822,921	0.1
6,951	(1)	New Relic, Inc.	391,758	0.0
15,648		Nvidia Corp.	8,469,011	1.1
1,836	(1)	Okta, Inc.	392,629	0.0
3,058	(1)	Palo Alto Networks, Inc.	748,446	0.1
46,508	(1)	PayPal Holdings, Inc.	9,163,471	1.2
33,092		Perspecta, Inc.	643,639	0.1
27,976	(1)	Pluralsight, Inc.	479,229	0.1
15,356	(1)	Proofpoint, Inc.	1,620,826	0.2
95,197	(1)	Pure Storage, Inc. - Class A	1,465,082	0.2
48,657		Qualcomm, Inc.	5,725,956	0.7
11,612	(1)	Qualys, Inc.	1,138,092	0.1
10,180	(1)	Salesforce.com, Inc.	2,558,438	0.3
9,410	(1)	Semtech Corp.	498,354	0.1
1,817	(1)	ServiceNow, Inc.	881,245	0.1
10,998	(1)	Silicon Laboratories, Inc.	1,076,154	0.1
23,882	(1)	Slack Technologies, Inc.	641,471	0.1
132,815		Switch, Inc.	2,073,242	0.3
17,612	(1)	Synopsys, Inc.	3,768,616	0.5
24,903		Teradyne, Inc.	1,978,792	0.2
19,060		Texas Instruments, Inc.	2,721,577	0.3
22,086		Visa, Inc. - Class A	4,416,537	0.6
53,390		Vishay Intertechnology, Inc.	831,282	0.1
10,682	(1),(2)	VMware, Inc.	1,534,683	0.2
1,841	(1)	Workday, Inc.	396,054	0.0
			217,312,013	27.4

		Materials: 2.4%
8,450		Air Products & Chemicals, Inc.	2,516,917	0.3
12,646		Ashland Global Holdings, Inc.	896,854	0.1
35,595		Avient Corp.	941,844	0.1
91,453	(1)	Axalta Coating Systems Ltd.	2,027,513	0.3
50,672	(1)	Berry Global Group, Inc.	2,448,471	0.3
40,289		Commercial Metals Co.	804,974	0.1
25,648		Eastman Chemical Co.	2,003,622	0.2
5,264		FMC Corp.	557,510	0.1
12,174		Packaging Corp. of America	1,327,575	0.2
13,631		Reliance Steel & Aluminum Co.	1,390,907	0.2
9,297		Royal Gold, Inc.	1,117,221	0.1
22,761		RPM International, Inc.	1,885,521	0.2
3,531		Scotts Miracle-Gro Co.	539,925	0.1
32,565		Steel Dynamics, Inc.	932,336	0.1
			19,391,190	2.4

		Real Estate: 2.8%
7,952		Alexandria Real Estate Equities, Inc.	1,272,320	0.2
9,467		American Tower Corp.	2,288,458	0.3
15,949		Boston Properties, Inc.	1,280,705	0.2
55,552	(1)	CBRE Group, Inc.	2,609,277	0.3
66,571		Corporate Office Properties Trust SBI MD	1,579,064	0.2
28,108		Gaming and Leisure Properties, Inc.	1,038,028	0.1
14,545		Healthpeak Properties, Inc.	394,897	0.1
50,714		Highwoods Properties, Inc.	1,702,469	0.2
21,640		Hudson Pacific Properties, Inc.	474,565	0.1
41,470		Invitation Homes, Inc.	1,160,745	0.1
23,931		Life Storage, Inc.	2,519,216	0.3
18,917		ProLogis, Inc.	1,903,429	0.2
3,194		PS Business Parks, Inc.	390,914	0.0

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
1,654	SBA Communications Corp.	$526,766	0.1
61,227	VEREIT, Inc.	397,976	0.1
24,295	VICI Properties, Inc.	567,774	0.1
67,543	Weyerhaeuser Co.	1,926,326	0.2
		22,032,929	2.8

	Utilities: 2.8%
133,362	AES Corp.	2,415,186	0.3
14,719	American Water Works Co., Inc.	2,132,489	0.3
19,683	Black Hills Corp.	1,052,844	0.1
33,368	Duke Energy Corp.	2,955,070	0.4
9,763	Entergy Corp.	961,948	0.1
45,746	Evergy, Inc.	2,324,812	0.3
12,356	Exelon Corp.	441,850	0.1
49,556	NorthWestern Corp.	2,410,404	0.3
48,262	PNM Resources, Inc.	1,994,668	0.3
70,356	PPL Corp.	1,914,387	0.2
27,621	Spire, Inc.	1,469,437	0.2
100,681	Vistra Corp.	1,898,844	0.2
		21,971,939	2.8

	Total Common Stock
	(Cost $612,539,755)	777,770,446	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Repurchase Agreements: 0.3%
826,051	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $826,053, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $842,572, due 11/27/20-11/01/59)	826,051	0.1
1,000,000	(3)	National Bank Financial, Repurchase Agreement dated 09/30/20, 0.14%, due 10/01/20 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.000%-6.750%, Market Value plus accrued interest $1,020,000, due 10/01/20-09/09/49)	1,000,000	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	$1,000,000	0.1

	Total Repurchase Agreements
	(Cost $2,826,051)		2,826,051	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
13,409,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
		(Cost $13,409,000)	13,409,000	1.7

Total Short-Term Investments
(Cost $16,235,051)	16,235,051	2.0

Total Investments in Securities (Cost $628,774,806)	$794,005,497	100.2
Liabilities in Excess of Other Assets	(1,771,574)	(0.2)
Net Assets	$792,233,923	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$777,770,446	$–	$–	$777,770,446
Short-Term Investments	13,409,000	2,826,051	–	16,235,051
Total Investments, at fair value	$791,179,446	$2,826,051	$–	$794,005,497
Other Financial Instruments+
Futures	509,042	–	–	509,042
Total Assets	$791,688,488	$2,826,051	$–	$794,514,539

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	83	12/18/20	$13,910,800	$509,042
			$13,910,800	$509,042

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $629,829,464.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$192,594,301
Gross Unrealized Depreciation	(27,909,226)
Net Unrealized Appreciation	$164,685,075